Derivatives - Summary of derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount		£ 13,925,000
Derivative financial assets	£ 78,904	99,545
Derivative financial liabilities	72,395	94,047
Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount		709,000
Derivative financial assets		113
Derivative financial liabilities		33
Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount		13,216,000
Derivative financial assets		99,432
Derivative financial liabilities		94,014
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,403,000
Derivative financial assets	78,904
Derivative financial liabilities	72,395
Derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	820,000
Derivative financial assets	48
Derivative financial liabilities	34
Derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,583,000
Derivative financial assets	78,856
Derivative financial liabilities	72,361
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,268,000	10,742,000
Derivative financial assets	44,563	53,480
Derivative financial liabilities	38,483	48,535
Interest rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	819,000	707,000
Derivative financial assets	48	113
Derivative financial liabilities	34	33
Interest rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,449,000	10,035,000
Derivative financial assets	44,515	53,367
Derivative financial liabilities	38,449	48,502
Interest rate derivatives | Derivatives traded over the counter and settled through clearing counterparties
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,280,000	8,065,000
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,533,000	7,201,000
Derivative financial assets	33,807	39,039
Derivative financial liabilities	27,424	32,992
Interest rate swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,533,000	7,201,000
Derivative financial assets	33,807	39,039
Derivative financial liabilities	27,424	32,992
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,184,000	1,714,000
Derivative financial assets	10,756	14,441
Derivative financial liabilities	11,059	15,543
Interest rate options | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	510,000	296,000
Derivative financial assets	48	113
Derivative financial liabilities	34	33
Interest rate options | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,674,000	1,418,000
Derivative financial assets	10,708	14,328
Derivative financial liabilities	11,025	15,510
Interest rate forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,551,000	1,827,000
Interest rate forwards and futures | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	309,000	411,000
Interest rate forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,242,000	1,416,000
Exchange rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,120,000	3,168,000
Derivative financial assets	34,161	45,829
Derivative financial liabilities	33,586	45,237
Exchange rate derivatives | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	2,000
Exchange rate derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,119,000	3,166,000
Derivative financial assets	34,161	45,829
Derivative financial liabilities	33,586	45,237
Currency swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	449,000	438,000
Derivative financial assets	8,173	11,840
Derivative financial liabilities	7,370	10,430
Currency swaps | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	449,000	438,000
Derivative financial assets	8,173	11,840
Derivative financial liabilities	7,370	10,430
Exchange rate option contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	675,000	837,000
Derivative financial assets	4,181	6,375
Derivative financial liabilities	4,197	6,647
Exchange rate option contracts | Derivatives traded on recognised exchange
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	2,000
Exchange rate option contracts | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	674,000	835,000
Derivative financial assets	4,181	6,375
Derivative financial liabilities	4,197	6,647
Exchange rate spots, forwards and futures
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,996,000	1,893,000
Derivative financial assets	21,807	27,614
Derivative financial liabilities	22,019	28,160
Exchange rate spots, forwards and futures | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,996,000	1,893,000
Derivative financial assets	21,807	27,614
Derivative financial liabilities	22,019	28,160
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,000	15,000
Derivative financial assets	180	236
Derivative financial liabilities	326	275
Credit derivatives | Derivatives traded over the counter
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,000	15,000
Derivative financial assets	180	236
Derivative financial liabilities	£ 326	£ 275